Note 15 - FLOODING IN THAILAND (Tables)	12 Months Ended
Dec. 31, 2012
Note 15 - Flooding In Thailand Tables
Flood related charges

The following table summarizes the flood related charges for the year ended December 31, 2011 and 2012:

	As of December 31
	2011	2012

Inventory write-down	$3,572	$–
Property, plant and equipment impairment	25	–
Repairing charges	350	888

Total charges	$3,947	$888